Vanguard® New York Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.6%)
New York (99.9%)
[1]	Albany Industrial Development Agency Miscellaneous Revenue (CHF Holland Suites Project) VRDO	0.030%	9/2/21	6,440	6,440
	Brookhaven Local Development Corp. Health, Hospital Nursing Home Revenue	3.375%	10/1/40	500	544
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	2,500	2,880
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	2,000	2,488
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	1,250	1,301
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	1,800	2,033
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,938
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,624
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	429
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	7,194
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	3,210	3,759
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	2,135	2,218
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	8,775
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,643
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	2,435	1,854
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,796
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	3,180	1,708
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	1,580	817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,400	3,107
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,550
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,306
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	1,193
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	935
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,600	1,885
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	2,865	3,025
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	3,153
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	5,080	5,850
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,395	1,587
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,170	2,523
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,868
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,155	1,334
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	3,710	4,296
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,515	6,257
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	7,270	8,344
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/42	1,380	1,650
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/47	4,635	5,537
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	735
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/28	2,010	2,349
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/29	500	584
[2]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	16
[3]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/30	155	197
[3]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/31	175	222
[3]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/32	165	208
[3]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/33	175	220
[3]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/34	175	207
[3]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/35	240	283
[3]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	312
[3]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/51	750	855
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	100	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	650	730
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/36	400	457
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/41	2,135	2,380
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/51	2,065	2,265
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/56	1,430	1,562
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/27	200	225
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/28	270	303
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/29	225	253
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/30	310	348
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/32	660	741
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/33	730	819
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/34	580	650
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/38	1,365	1,524
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,129
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,213
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,775
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	3,005	3,447
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	202
[4]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,540	2,792
[4]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	3,410	3,692
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), ETM	5.000%	7/1/23	1,525	1,658
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,325	1,502
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,000	1,133
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	843
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	116
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	102
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	92
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/35	130	167
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	194
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/38	150	176
	Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	586
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	1,128
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,611
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	4.000%	8/1/25	1,230	1,400
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	589
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,177
[4]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,460
[4]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	5,000	5,926
	Copiague Union Free School District GO	3.000%	2/15/33	1,005	1,060
	Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/39	3,120	3,455
	Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/44	2,635	2,918
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	306
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	268
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,415
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	543
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	300
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,667
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,000	1,250
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	2,469
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	576
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	356
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	805	955
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	1,119
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	586
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	441

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	665
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	277
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	230
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	166
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/41	815	927
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/46	600	678
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/40	1,470	1,696
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/45	1,365	1,571
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	696
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	338
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,476
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,227
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	8,853
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	5,600	6,441
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,402
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,505	1,807
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,595	1,913
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,305	2,730
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,185	1,401
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	650	695
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,663
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,030	1,209
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,300	1,455
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,810	4,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	6,600	7,593
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	742
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,267
	Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	697
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/39	1,010	1,243
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (Buffalo City Project)	5.000%	5/1/32	1,500	2,089
[1,4]	Hamstead Town New York Local Development Corp. College & University Revenue TOB VRDO	0.050%	9/2/21	1,430	1,430
[2]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/33	300	331
[2]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/36	1,000	1,103
[2]	Hempstead NY GO	4.000%	4/1/29	4,500	5,051
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	508
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	258
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	323
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/43	5,000	5,391
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/32	450	475
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	3.000%	7/1/51	3,000	3,211
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	833
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	2,125
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,401
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	670	803
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	441
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	1,800	1,973
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	630	743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	480	565
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	1,050
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,645	1,794
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/43	1,025	1,223
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/44	1,670	1,812
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,100	1,304
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,605	4,388
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	2,125	2,579
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	16,955
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	5,545	6,684
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	4,331
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/38	3,000	3,605
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	4,500	5,398
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	14,900	17,769
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	14,405	16,143
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	9,500	11,301
	Jefferson County Civic Facility Development Corp. Health, Hospital Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,969
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	755	783
	Johnstown City School District GO	3.000%	6/15/33	1,935	2,062
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	19,524
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,182
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	15,091
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,251
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	928
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/34	7,550	8,950
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	4,500	5,084
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,302
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	6,000	6,773

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,860
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,401
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,909
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,728
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,721
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	5,700	6,420
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	2,500	2,992
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	9,155
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	17,550	19,711
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	3,500	4,179
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	4,015	4,870
Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,250	5,417
Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	4,200	4,219
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,050	2,150
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,535	2,659
Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/40	1,495	1,727
Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/43	6,000	6,915
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	482
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	1,068
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	31
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	49
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	3,025	3,696
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	3,334
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	93
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,600	3,176
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	1,132
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	11,724
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	1,094
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	579
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	2,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	160	195
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,290
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	12,020	14,500
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	320	391
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	8,875	10,697
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	735
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	675	835
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	165	199
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	5,000	5,942
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	8,000	9,593
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,075	6,171
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	7,210
[1]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	0.010%	9/1/21	1,875	1,875
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	10,675	9,311
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	11,090	11,713
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	1,004
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,070	1,154
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,935	3,357
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,120	1,181
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,970	2,333
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	2,073
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/27	125	129
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	7,225	8,508
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,883
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,865	4,534
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,205
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	2,278
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,000	3,596
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	1,015	1,214
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	404

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/32	265	272
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	7,500	8,754
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	5,050	5,675
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,000	1,125
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	885	1,028
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	393
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/33	90	94
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	505	621
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,500	3,216
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	150	169
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/33	200	223
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	200	231
Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/35	165	175
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,505	3,928
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,060	3,530
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	4,020	4,637
Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,385	1,493
Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	110	119
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	5,000	5,555
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	6,020	6,412
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	550	686
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/39	3,655	3,988
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	5,000	5,752
Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	805	855
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	2,000	2,100
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	2,000	2,100
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,930	2,027
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	5,000	6,251
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	735	799
Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	7,585	9,169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	615	693
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,400	6,156
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	4,950	5,704
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	2,295
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,000	3,439
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,120	1,286
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,000	4,550
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	1,500	1,768
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,535	2,895
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	3,800	4,713
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	2,000	2,336
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,000	4,792
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	14,253
[1,2,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.070%	9/2/21	5,335	5,335
[1,2,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.100%	9/2/21	2,975	2,975
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.010%	9/1/21	3,415	3,415
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,160	1,228
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,325	3,520
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,070	3,250
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,925	2,038
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,050	2,219
[4]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/50	1,260	1,482
[4]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/59	1,080	1,263
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/22	340	357
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/23	470	514
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/29	1,250	1,461
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/31	1,000	1,163
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	2,083
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,516
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/32	1,640	1,905

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	726
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/33	1,650	1,926
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,624
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	1,000	1,160
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	900	1,044
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,154
Monroe County NY Industrial Development Corp. College & University Revenue	5.500%	6/1/39	1,500	1,677
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/39	1,500	1,660
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	6/1/44	2,500	2,761
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/45	4,030	4,633
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,300	1,441
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/31	2,000	2,478
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,231
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	12,850	15,020
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,550	1,870
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,193
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	4,200	5,518
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/33	300	326
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,309
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,100	1,295
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	2,510	3,276
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,055	1,241
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,000	2,389
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,215	1,427
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	2,195	2,374
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,600	2,732
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,000	1,187
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,000	1,182
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	1,000	1,061

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	145	160
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	5,635	5,885
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	7,890	9,068
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,000	5,761
Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,867
Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,730
MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	22,000	23,629
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,620	2,721
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,235	1,342
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	750
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	1,042
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	141
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,145
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	8,765	9,034
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,687
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,900
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,758
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,964
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,061
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,121
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	425	434
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,220	2,478
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,050	1,082
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	4,000	4,163
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,535	1,597
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,025	3,148
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	8,245	8,580
Nassau County NY GO, Prere.	5.000%	4/1/24	1,740	1,955
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/22	270	281
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	387
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	488
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	429
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,274
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,120
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/45	2,230	2,467
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,890
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,563
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	405	525
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	580	766
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	610	821
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	650	867
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	675	897
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	500	662
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	660
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	525	690
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	335	439
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,607
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	890	1,053
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	640	755
[1]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	1,500	1,500
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,000	1,083
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	2,025	2,203
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	3,195	3,471
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,480	3,779
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,670	1,810
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,300	1,412
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	2,605	2,817
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	15,000	16,220
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	2,000	2,170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,182
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,325	1,433
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	2,000	2,130
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	591
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	4,000	4,385
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	11/1/34	500	540
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/15/34	5,000	5,244
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	2,016
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	8,800	9,581
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	5,000	5,274
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/39	3,000	3,251
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.800%	11/1/39	2,355	2,578
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	1,214
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	494
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	2,000	1,997
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	8,000	8,665
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	16,000	17,724
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	15,000	15,713
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,983
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.800%	11/1/47	430	462
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	4,000	4,313
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	8,000	8,688
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,406
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,550	3,813
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,500	3,820
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	9,135	9,322
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	3,995
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	2,500	2,521
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,905	10,132
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	2,000	2,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	15,000	16,204
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	3,225	3,469
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	2,523
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	2,014
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	2,532
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	2,025
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	3,000	3,011
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	5,448
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,000	7,552
[1,4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.050%	9/2/21	5,000	5,000
[1]	New York City Industrial Development Agency Auto Parking Revenue VRDO	0.030%	9/2/21	5,370	5,370
[2]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	3,880	5,186
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	4,610	5,180
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/34	2,255	2,522
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/35	705	785
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	750	831
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	4,975	5,486
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,642
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,375	1,501
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	2,000	2,137
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	989
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	2,484
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	455	469
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	4,383
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,801
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	2,000	2,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,480	4,076
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,100	3,545
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,050	7,519
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	12,250	12,639
[6]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	1,230	1,255
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	4,156
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	3,403
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	389
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	418
[1,4]	New York City NY GO TOB VRDO	0.030%	9/1/21	2,900	2,900
[1,4]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.050%	9/2/21	5,440	5,440
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,584
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	2,715	3,366
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	4,000	4,918
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	2,500	2,933
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	3,500	4,287
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	4,745	5,874
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,100	3,593
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,000	3,656
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	6,299
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	3,620	4,238
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	6,062
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,760
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	5,000	5,859
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	3,000	3,305
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	7,315	8,526
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	2,225	2,592
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	8,592

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/43	5,000	5,909
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/45	5,000	5,880
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	5,000	5,372
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,332
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,790	4,803
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,421
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	6,323
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,770
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,786
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	3,520	4,151
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,754
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,050	5,937
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	10,072
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	724
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	14,190	16,638
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,770
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/39	3,000	3,506
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	5,385	6,007
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	11,655	13,361
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	10,965	13,651
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,648
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,520	1,741
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,410	1,664
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	3,461
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	8,510	9,344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	5,050	5,989
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	4,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	372
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	5,370	6,359
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	4,011

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	2,290	3,076
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	12,059
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,500	11,241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,000	1,338
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,470
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	11,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,880	4,501
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	6,687
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	3,600	4,113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	3,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	4,000	4,499
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	3,039
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,391
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	5,000	5,813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	11,600	13,131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,500	1,596
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,250	1,512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	5,020	5,821
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,843
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	2,500	2,748
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,860	4,646
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	6,020
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	6,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,730	3,264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	6,063
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	5,656
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,757
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	9,340	11,603
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	2,305	2,745

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	1,730	1,836
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,560	2,882
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	3,465	4,110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	7,500	9,044
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	6,000	6,937
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	4,000	4,617
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	6,360	6,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	1,675	1,965
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	6,000	6,430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	7,720	8,210
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	9/1/21	5,700	5,700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	9/1/21	26,500	26,500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	9/1/21	8,520	8,520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	9/1/21	3,970	3,970
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	9/1/21	1,265	1,265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	9/1/21	7,775	7,775
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	9/1/21	4,950	4,950
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	2,500	2,888
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	722
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	335
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	656
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	492
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	456
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/30	400	520
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,325
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	2,000	2,655
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	350	454
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	2,250	2,970
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,848
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/33	450	582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	7,000	8,437
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/34	400	516
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,850	2,225
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	500	644
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	900	1,154
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	1,775	2,268
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,637
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	768
[1,4]	New York City Trust for Cultural Resources Miscellaneous Revenue TOB VRDO	0.070%	9/2/21	5,335	5,335
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	4,000	4,371
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	2,855	3,347
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	3,000	3,571
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,000	3,562
	New York City Water & Sewer System Water Revenue	5.000%	6/15/35	3,000	3,557
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	7,500	9,198
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,000	3,554
	New York City Water & Sewer System Water Revenue	4.000%	6/15/37	11,150	12,939
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	4,965	5,784
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,500	2,912
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	10,000	12,244
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	10,000	12,177
	New York City Water & Sewer System Water Revenue	4.000%	6/15/39	5,025	5,804
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	10,040	11,679
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,915	6,881
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	7,500	8,724
	New York City Water & Sewer System Water Revenue	4.000%	6/15/40	1,300	1,556
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	7,500	8,873
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	5,000	5,970
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	4,740	5,600
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	10,000	11,815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	5,000	6,243
	New York City Water & Sewer System Water Revenue	4.000%	6/15/42	3,000	3,563
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	8,545	9,577
[7]	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	24,465	26,390
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	14,455	16,732
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	15,000	18,219
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	7,455	8,353
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	3,000	3,631
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	3,000	3,638
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	3,000	3,874
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	8,500	9,812
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	13,825	17,319
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,570	2,002
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	7,500	8,791
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	6,000	7,033
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	6,000	6,982
	New York City Water & Sewer System Water Revenue	3.000%	6/15/51	2,000	2,149
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	3,500	4,112
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	6,500	7,637
	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	8,600	8,600
	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	2,595	2,595
	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	8,500	8,500
	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	4,000	4,000
	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	2,750	2,750
	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	11,600	11,600
	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	1,700	1,700
[1]	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	600	600
	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	4,500	4,500
	New York City Water & Sewer System Water Revenue VRDO	0.030%	9/2/21	4,400	4,400
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	500	526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	5,492
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/40	250	276
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	15,290	17,927
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	3,818
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	6,432
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	4,890	5,711
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/46	13,640	16,279
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	5,239
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	8,700	9,575
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	10,406	15,690
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/40	4,680	4,794
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/43	14,975	15,325
	New York Liberty Development Corp. Industrial Revenue	5.000%	3/15/44	5,965	6,108
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	22,325	23,440
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	9,085	9,415
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	15,615	16,231
[8]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	3,000	3,066
[8]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	3,822
[8]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	3,057
[8]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	18,450	18,794
[8]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	11,500	11,642
[8]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	27,500	28,426
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	2,845	2,873
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	5,000	5,057
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	62,950	90,411
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.850%	10/1/33	3,365	3,482
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.100%	10/1/38	400	415
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	3,396
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.800%	10/1/48	9,520	10,157
	New York NY GO	5.000%	8/1/22	2,535	2,649
	New York NY GO	5.000%	8/1/26	3,140	3,751
	New York NY GO	5.000%	8/1/26	3,875	4,733

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	1/1/27	3,500	4,312
New York NY GO	5.000%	8/1/27	4,560	5,173
New York NY GO	5.000%	9/1/27	3,805	4,775
New York NY GO	5.000%	8/1/28	3,000	3,523
New York NY GO	5.000%	8/1/28	2,320	2,937
New York NY GO	5.000%	8/1/29	5,010	5,782
New York NY GO	5.000%	8/1/29	5,070	6,146
New York NY GO	5.000%	8/1/29	3,515	4,196
New York NY GO	5.000%	8/1/29	5,195	6,571
New York NY GO	5.000%	8/1/29	3,000	3,921
New York NY GO	5.000%	8/1/30	5,050	6,119
New York NY GO	5.000%	8/1/30	4,720	5,719
New York NY GO	5.000%	8/1/30	4,000	5,037
New York NY GO	5.000%	8/1/30	2,335	2,594
New York NY GO	5.000%	8/1/30	3,000	3,520
New York NY GO	5.000%	8/1/30	3,000	3,991
New York NY GO	4.000%	8/1/31	2,775	3,207
New York NY GO	5.000%	8/1/31	8,550	10,198
New York NY GO	5.000%	8/1/31	2,000	2,265
New York NY GO	5.000%	8/1/31	7,810	9,647
New York NY GO	5.000%	8/1/31	1,440	1,804
New York NY GO	5.000%	8/1/31	3,000	3,962
New York NY GO	5.000%	12/1/31	1,770	2,164
New York NY GO	4.000%	8/1/32	1,935	2,232
New York NY GO	5.000%	8/1/32	8,770	10,105
New York NY GO	5.000%	8/1/32	1,250	1,593
New York NY GO	5.000%	8/1/32	3,735	4,671
New York NY GO	5.000%	8/1/32	1,000	1,316
New York NY GO	5.000%	10/1/32	2,485	3,224
New York NY GO	5.000%	12/1/32	1,240	1,589
New York NY GO	3.250%	3/1/33	3,000	3,334
New York NY GO	5.000%	8/1/33	1,260	1,374
New York NY GO	5.000%	8/1/33	2,875	3,426
New York NY GO	5.000%	8/1/33	1,145	1,385
New York NY GO	5.000%	8/1/33	1,000	1,271
New York NY GO	5.000%	4/1/34	3,680	4,888
New York NY GO	4.000%	8/1/34	4,535	5,325
New York NY GO	5.000%	8/1/34	2,000	2,534
New York NY GO	5.000%	8/1/34	2,260	2,863
New York NY GO	5.000%	8/1/34	1,125	1,471
New York NY GO	5.000%	12/1/34	5,000	6,358
New York NY GO	3.000%	3/1/35	2,500	2,761
New York NY GO	5.000%	8/1/35	2,000	2,608
New York NY GO	4.000%	10/1/35	1,000	1,207
New York NY GO	5.000%	10/1/35	1,945	2,400
New York NY GO	5.000%	12/1/35	2,500	3,044
New York NY GO	4.000%	3/1/36	1,500	1,797
New York NY GO	5.000%	6/1/36	910	1,062
New York NY GO	4.000%	8/1/36	2,500	2,858
New York NY GO	4.000%	8/1/36	1,385	1,672
New York NY GO	5.000%	10/1/36	5,000	6,151
New York NY GO	5.000%	10/1/36	2,590	3,323
New York NY GO	5.000%	10/1/36	10	10
New York NY GO	5.000%	3/1/37	3,500	4,491
New York NY GO	5.000%	3/1/37	7,500	9,256
New York NY GO	5.000%	3/1/37	45	48
New York NY GO	4.000%	8/1/37	2,070	2,487
New York NY GO	4.000%	8/1/37	2,500	3,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/37	4,000	4,821
	New York NY GO	4.000%	10/1/37	1,500	1,792
	New York NY GO	4.000%	3/1/38	4,850	5,824
	New York NY GO	5.000%	3/1/38	7,500	9,249
	New York NY GO	5.000%	3/1/38	2,000	2,560
	New York NY GO	5.000%	4/1/38	1,000	1,236
	New York NY GO	4.000%	8/1/38	5,005	5,943
	New York NY GO	4.000%	8/1/38	2,500	3,022
	New York NY GO	5.000%	8/1/38	10,000	12,046
	New York NY GO	5.000%	8/1/38	3,430	4,434
	New York NY GO	5.000%	10/1/38	6,500	7,974
	New York NY GO	5.000%	10/1/38	2,910	3,715
	New York NY GO	4.000%	3/1/39	1,050	1,135
	New York NY GO	5.000%	3/1/39	5,315	6,549
	New York NY GO	5.000%	3/1/39	2,000	2,554
	New York NY GO	5.000%	3/1/39	2,000	2,604
	New York NY GO	4.000%	8/1/39	3,280	3,918
	New York NY GO	4.000%	8/1/39	2,500	3,011
	New York NY GO	4.000%	10/1/39	4,000	4,743
	New York NY GO	5.000%	10/1/39	2,220	2,826
	New York NY GO	5.000%	10/1/39	8,910	10,921
	New York NY GO	4.000%	8/1/40	1,155	1,375
	New York NY GO	4.000%	8/1/40	2,500	3,001
	New York NY GO	4.000%	10/1/40	3,000	3,560
	New York NY GO	3.000%	3/1/41	5,010	5,414
	New York NY GO	4.000%	8/1/41	2,035	2,415
	New York NY GO	4.000%	8/1/41	2,500	2,990
	New York NY GO	3.000%	10/1/41	2,250	2,438
	New York NY GO	4.000%	10/1/41	7,950	9,150
	New York NY GO	4.000%	12/1/41	1,215	1,418
	New York NY GO	5.000%	12/1/41	8,000	9,713
	New York NY GO	4.000%	3/1/42	1,500	1,762
	New York NY GO	4.000%	8/1/42	7,000	8,211
	New York NY GO	4.000%	8/1/42	2,500	2,978
	New York NY GO	5.000%	8/1/42	2,365	3,026
	New York NY GO	5.000%	10/1/42	3,000	3,792
	New York NY GO	4.000%	12/1/42	3,835	4,469
	New York NY GO	5.000%	3/1/43	5,500	6,957
	New York NY GO	5.000%	3/1/43	8,000	10,286
	New York NY GO	5.000%	4/1/43	6,500	7,987
	New York NY GO	5.000%	8/1/43	4,020	5,051
	New York NY GO	5.000%	8/1/43	2,340	2,988
	New York NY GO	5.000%	10/1/43	3,000	3,784
	New York NY GO	4.000%	12/1/43	2,415	2,804
	New York NY GO	4.000%	3/1/44	2,000	2,336
	New York NY GO	5.000%	3/1/44	1,000	1,281
	New York NY GO	4.000%	8/1/44	9,205	10,755
	New York NY GO	3.000%	10/1/44	3,000	3,228
	New York NY GO	5.000%	12/1/44	3,000	3,745
	New York NY GO	5.000%	4/1/45	5,000	6,121
	New York NY GO	3.500%	4/1/46	3,000	3,260
	New York NY GO	4.000%	3/1/50	525	607
	New York NY GO	5.000%	3/1/50	6,200	7,861
	New York NY GO	3.000%	8/1/50	4,000	4,264
	New York NY GO	4.000%	8/1/50	6,000	7,026
	New York NY GO	3.000%	3/1/51	3,000	3,189
[1,4]	New York NY GO TOB VRDO	0.040%	9/2/21	5,500	5,500
[1,4]	New York NY GO TOB VRDO	0.050%	9/2/21	3,255	3,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York NY GO VRDO	0.010%	9/1/21	4,200	4,200
	New York NY GO VRDO	0.010%	9/1/21	4,300	4,300
	New York NY GO VRDO	0.010%	9/1/21	14,420	14,420
	New York NY GO VRDO	0.010%	9/1/21	2,900	2,900
	New York NY GO VRDO	0.010%	9/1/21	1,240	1,240
	New York NY GO VRDO	0.010%	9/1/21	600	600
	New York NY GO VRDO	0.010%	9/1/21	5,095	5,095
[1]	New York NY GO VRDO	0.030%	9/2/21	3,140	3,140
	New York NY GO, Prere.	5.000%	10/1/21	5	5
	New York NY GO, Prere.	5.000%	3/1/23	2,500	2,682
	New York NY GO, Prere.	5.000%	3/1/23	4,500	4,828
	New York NY GO, Prere.	5.000%	3/1/23	6,745	7,236
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	7,000	8,292
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	8,500	10,021
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	17,740	20,745
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	8,837
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	5,500	6,408
[8]	New York State Bridge Authority Highway Revenue	5.000%	1/1/29	1,065	1,365
[8]	New York State Bridge Authority Highway Revenue	5.000%	1/1/30	830	1,086
[8]	New York State Bridge Authority Highway Revenue	5.000%	1/1/31	600	800
[8]	New York State Bridge Authority Highway Revenue	5.000%	1/1/32	650	860
[8]	New York State Bridge Authority Highway Revenue	4.000%	1/1/33	1,570	1,933
[8]	New York State Bridge Authority Highway Revenue	4.000%	1/1/34	555	678
[8]	New York State Bridge Authority Highway Revenue	4.000%	1/1/35	1,600	1,943
[8]	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	816
	New York State Bridge Authority Highway Revenue	4.000%	1/1/51	1,255	1,491
[9]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	2,000	2,175
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,360
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	3,140	3,668
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	750	880
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,595	3,033
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,096
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	655	762
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	601
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	225	261
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	1,470	1,571

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	540	560
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	482
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	140	163
New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,773
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,300	1,562
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,208
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	1,051
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	50	58
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	25	30
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,000	2,341
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	598
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	636
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	5,065	6,116
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	623
New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,275	1,416
New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,185
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,750	1,820
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,468
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	1,140
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,235
New York State Dormitory Authority College & University Revenue	4.000%	7/1/32	1,450	1,608
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,530	1,783
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,165
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	540	684
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	575	707
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	2,247
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	580
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,390
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,030	1,276
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	7,395	8,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,365	2,754
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/33	1,390	1,510
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,660	1,921
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,500	1,851
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	755	904
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	30	35
	New York State Dormitory Authority College & University Revenue	3.500%	7/1/35	40	42
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	6,210	7,146
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,650	1,907
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,592
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	670
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	325	400
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	670
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,451
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,095	2,413
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	1,335	1,704
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	6,225	7,144
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,343
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	628
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,615	8,372
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	368
[8]	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,357
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,837
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,191
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	597
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	397
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,906
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	40	46
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	245	300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	2,000	2,537
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,290	8,075
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	478
[8]	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	703
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,515	3,072
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	6,281
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	9,875	11,102
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	1,010	1,189
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	2,510	3,057
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	2,037
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,455	1,729
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	18
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	600	757
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,180	1,291
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,500	3,035
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	3,050	3,497
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	7,625	8,727
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,689
[10]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	1,500	2,259
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	3,320
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	4,235	5,043
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,000	1,256
	New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	2,850	2,966
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,971
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	9,320	10,418
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,410	1,625
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	1,185	1,364
	New York State Dormitory Authority College & University Revenue	5.750%	7/1/43	7,105	7,690
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	9,585	11,145
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/44	2,500	2,663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	5,000	5,844
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	1,500	1,742
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	3,000	3,420
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	3,072
[8]	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	3,720
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	4,000	4,776
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	4,624
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,470
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	4,507
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	14,705	16,961
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	11,580	18,143
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,500	2,962
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	4,000	4,574
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	7,500	9,488
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	6,330	7,427
[8]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,500	3,092
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,630	1,695
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,210	1,258
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,040
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,040
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/41	7,185	8,460
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	795	884
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/46	5,610	6,560
[1]	New York State Dormitory Authority College & University Revenue VRDO	0.020%	9/2/21	10,000	10,000
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	11/1/21	285	287
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,625	3,772
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	10,000	10,407
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	4,200	4,371
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,250	3,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,290	2,382
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,000	3,121
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,250	2,342
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	13,500	14,049
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	9/1/22	2,355	2,467
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	9/1/22	1,520	1,592
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	32
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	32
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	20	22
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,415
	New York State Dormitory Authority College & University Revenue, Prere.	5.250%	7/1/23	2,500	2,733
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	567
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,133
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	567
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,391
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	2,046
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	564
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	670	756
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,135	2,473
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	943
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,200	2,720
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,080	2,407
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	842
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,555	1,954
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,300	1,597
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	8,135	9,409
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,855
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,070	1,371
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	485	546
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	4,375	5,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	589
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,225	2,572
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	636
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,730
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	529
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	2,608
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	529
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	900	1,114
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,200	1,455
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,345
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,650	3,059
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	710	735
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	883
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	2,329
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	399
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	821
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	4,101
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,650	2,861
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	946
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,250	2,858
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,209
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,100	1,262
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	966
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	849
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,498
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,200	1,376
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	1,111
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,886
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	450	526
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	2,200	2,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,100	1,325
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	500	583
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,476
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	400	502
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	100	112
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	473
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,100	1,323
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	640	746
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	1,000	1,150
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,350	1,567
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	4,000	4,570
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	350
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,000	1,201
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	680	792
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,600	5,245
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	697
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	600	698
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/39	4,000	4,118
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	638
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	548
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,870	2,163
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,300	1,486
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,400	4,208
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	6,099
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	2,050	2,347
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,500	3,967
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	4,572
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	11,500	13,080
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	5,254
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,000	5,835

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	10,000	11,646
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	2,140	2,356
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	2,000	2,360
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	3,290	3,750
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	4,985	5,556
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,100	6,290
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	6,000	6,922
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,000	1,176
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,240	3,734
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	1,000	1,152
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	6,085
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	1,750	2,073
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	5,000	5,759
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,000	6,195
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	3,500	4,246
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	5,000	5,749
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	7,500	9,682
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	4,256
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,000	3,460
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	5,046
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	6,114
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,636
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	1,665	1,756
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,171
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	3,000	3,575
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	5,000	5,571
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	5,670	6,741
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	7,720	9,354
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,430	1,641
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	3,705	4,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	6,397
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	5,030	5,770
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	3,500	3,817
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	8,115	9,603
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	3,500	3,808
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	830	951
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,555
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	613
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,799
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	650	743
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	5,878
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	10,890	12,601
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	5,000	5,873
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	3,177
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	5,000	5,816
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	3,225	3,427
[1,4]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.050%	9/2/21	22,665	22,665
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	15	17
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	13
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,925
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	6,255
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,500	10,207
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	5,000	6,695
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	7,000	8,553
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	5,000	6,608
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	3,000	3,943
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	6,032
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	5,000	6,006
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	5,000	5,908
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	2,700	3,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,860	2,262
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/29	2,250	2,731
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	10,000	10,818
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	750	852
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	10,300	11,109
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,000	1,135
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,725	2,244
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	1,000	1,135
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	1,655	2,143
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/34	1,125	1,359
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	1,000	1,134
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/35	900	1,084
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/36	575	690
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,707
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,000	1,142
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	725
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	633
	New York State Dormitory Authority Lease Revenue	5.000%	4/1/34	1,290	1,632
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/34	1,175	1,487
	New York State Dormitory Authority Lease Revenue	4.000%	4/1/35	1,055	1,220
	New York State Dormitory Authority Lease Revenue	4.000%	10/1/35	645	745
	New York State Dormitory Authority Lease Revenue	3.000%	4/1/42	2,000	2,107
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	3,000	3,654
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	2,000	2,431
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,447
[2]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	1,000	1,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/33	1,290	1,636
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	507
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,650	2,963
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	5,000	5,589
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,840	5,705
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	383
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	5,000	5,586
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,500	2,943
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,080
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,259
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,240	5,850
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	5,000	6,074
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,220
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	8,364
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	10,020	12,508
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	7,995	8,919
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	4,387
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	5,000	5,574
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,223
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	5,681
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	6,214
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,576
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,000	3,724
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	10,000	12,143
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,844
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	14,700	17,826
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,000	1,238
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,949
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	2,615	3,233
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	4,800	6,010

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	8,495	10,471
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/46	5,500	6,207
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	7,570	8,538
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	5,000	5,733
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	5,000	5,729
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,250	6,549
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	2,515	3,120
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,000	5,851
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,000	4,953
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	4,145	4,675
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,243
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	3,000	3,613
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/36	2,500	2,845
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,241
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	6,483
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/40	2,370	2,726
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,585
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/41	1,000	1,233
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	13,849
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/42	1,000	1,231
New York State Environmental Facilities Corp. Water Revenue	5.000%	3/15/45	5,000	5,727
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,222
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,091
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,596
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,087
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,087
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	4,337
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/41	3,145	3,300
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/43	2,325	2,519
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,380	2,585
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,500	1,573
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	1,990	2,003
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,635	2,847
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,830	1,977
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,665	1,799
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,500	1,637
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	8,000	8,333
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	5,232
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	1,012
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	1,222
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,440	3,575
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,000	1,013
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	4,154
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	770	765
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.010%	9/1/21	2,260	2,260
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	9/1/21	10,000	10,000
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	9/1/21	8,200	8,200
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	9/1/21	30,665	30,665
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	5,265	6,056
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	4,085	4,697
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,451
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,665	3,054
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	2,019
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	5,500	6,299
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	3,441
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	5,900
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,970	3,520
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	2,233
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,560	3,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,702
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,824
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,482
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	250	278
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,500	2,967
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	2,500	2,982
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	2,500	2,949
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	2,550	2,999
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,425	12,184
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,000	3,532
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	453
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	10,000	11,670
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	3,194
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	5,318
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	17,555	20,423
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	2,344
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	5,975	6,936
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	3,706
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	3,660
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,000	5,797
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	2,335
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	16,095	18,934
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,765	5,082
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/53	16,840	19,782
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	12,000	13,994
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	4,073
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,000	5,582
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	3,983
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	3,000	3,653
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	2,000	2,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,000	3,947
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,235
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,505	4,182
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	2,213
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	5,000	5,376
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	3,280	3,902
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	5,000	5,888
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	6,000	7,733
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,228
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	10,000	10,679
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,000	4,691
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	5,895	6,924
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	2,600	2,747
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	5,000	5,778
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	5,000	5,849
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	5,000	5,304
[1,4]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	9/2/21	5,090	5,090
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	1,490	1,933
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	7,035	9,097
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,718
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	1,183
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,525	4,142
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	2,500	2,931
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	3,635	4,252
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	6,000	6,433
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	4,655	6,047
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	2,505	3,220
	Niagara Area Development Corp. College & University Revenue (Niagara University Project), Prere.	5.000%	5/1/22	320	330
	Niagara Area Development Corp. College & University Revenue (Niagara University Project), Prere.	5.000%	5/1/22	2,750	2,838
[3]	Niagara Falls Public Water Authority Water Revenue	4.250%	7/15/34	3,000	3,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	500	537
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,173
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,170
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	1,168
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,785	4,296
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/32	1,000	1,032
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/42	1,855	1,907
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	620
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	654
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	383
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	683
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	382
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	719
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	520
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	753
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	509
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	426
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	350
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	342
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	320
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	407
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	347
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,188
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/28	450	517
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/29	475	544
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/30	450	513
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/33	575	651
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/35	635	718
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/40	1,940	2,178
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/45	3,950	4,408

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	1,900	1,983
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	4,200	4,399
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/47	7,750	9,137
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project), Prere.	5.000%	12/1/23	1,000	1,109
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,340
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,730
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,559
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,545	4,192
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	380	483
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	1,750	2,065
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	1,290	1,467
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	5,319
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	3,604
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	3,380	4,006
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,750	2,076
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,565	4,123
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,714
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	13,180	15,449
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	3,000	3,690
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	5,000	5,854
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	8,765	10,086
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	2,785	3,249
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	3,000	3,559
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,000	9,792
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	5,000	6,137
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	13,525	15,762
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	7,750	9,177
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	6,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	2,000	2,407
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	2,000	2,448
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	11,450	14,221
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	5,882
[2]	Rockland County NY GO	3.000%	6/15/32	2,815	3,117
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	11
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,815	3,236
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	65	75
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	277
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	750	994
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	220
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	282
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	1,225	1,613
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	281
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/36	1,335	1,604
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/36	500	623
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	663
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,721
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/38	300	372
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,857
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	2,283
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/43	3,550	4,363
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/48	4,520	5,508
[2]	Schenectady NY GO	3.000%	5/1/31	635	679
[2]	Schenectady NY GO	3.000%	5/1/32	1,205	1,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	369
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	784
[8]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/29	100	124
[8]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/30	285	358
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	532
[8]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/31	275	352
[8]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/32	265	338
[8]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/33	250	318
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	982
[8]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/34	250	317
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,787
[8]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/35	270	341
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	645
[8]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/36	300	378
[8]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/37	300	377
[8]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/38	225	282
[8]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/39	235	294
[8]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/40	250	312
[8]	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/41	300	373
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	97
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	100	131
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	131
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	131
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	195
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/35	150	195
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/36	105	136
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/37	150	194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/38	150	193
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/39	150	193
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/40	150	192
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/41	130	166
	St. Lawrence County Industrial Development Agency College & University Revenue (St. Lawrence University Project)	5.000%	7/1/29	325	343
	St. Lawrence County Industrial Development Agency College & University Revenue (St. Lawrence University Project)	5.000%	7/1/43	8,870	9,375
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	310	313
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	230	247
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	276
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	283
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,687
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,371
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	859
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	180	215
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,179
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	200
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,000	2,338
	Suffolk County Judicial Facilities Agency Lease (Appropriation) Revenue	5.000%	11/1/33	9,000	9,749
[2]	Suffolk County NY GO	4.000%	10/15/27	2,410	2,829
[3]	Suffolk County NY GO	4.000%	10/15/28	3,850	4,609
[3]	Suffolk County NY GO	4.000%	4/1/30	4,420	5,163
[3]	Suffolk County NY GO	4.000%	4/1/31	4,590	5,332
[2]	Suffolk County NY GO	3.000%	6/15/31	250	261
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	580	631
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,675	2,737
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/37	3,300	3,380
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/34	725	858
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	590
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/33	1,025	1,191
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/34	1,200	1,391

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/35	1,000	1,156
Tompkins County Development Corp. College & University Revenue	5.000%	7/1/32	1,555	1,799
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	7,770	8,378
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,392
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	725	845
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	500	583
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,609
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,607
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	5,000	6,895
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,915
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	192
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	2,000	2,328
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,210	3,944
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	6,360
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	5,010	5,965
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,500	2,947
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/38	1,000	1,214
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	3,000	3,682
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	4,305	4,980
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	7,510	8,865
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,600	5,607
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	9,675	11,946
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,000	12,335
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	6,325	7,788
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,678
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	7,340	8,937
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,995	4,268
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/48	7,500	8,677
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,240	2,797
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	6,820	8,783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	10,000	11,746
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	9,500	12,169
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	17,000	19,968
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	6,439
[1,4]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	0.050%	9/2/21	14,000	14,000
	Triborough Bridge & Tunnel Authority Miscellaneous Revenue	4.000%	5/15/46	3,090	3,661
	Triborough Bridge & Tunnel Authority Miscellaneous Revenue	5.000%	5/15/51	2,000	2,571
	Triborough Bridge & Tunnel Authority Miscellaneous Revenue	5.000%	5/15/56	11,000	13,407
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,000	1,090
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/24	1,165	1,321
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,172
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	150	186
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	275	347
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/30	470	578
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/31	235	287
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/32	365	442
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/33	100	121
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/34	155	186
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/35	190	228
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/36	380	455
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,732
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	3,209
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	3,643
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,060	2,442
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,723
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	7,227
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	6,127
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,325	6,468
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,725	2,086
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	6,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	7,225
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	1,080
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	5,500	6,453
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	9,650	10,692
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	3,278
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	5,185	5,745
[7]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	23,700	28,076
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	3,010	3,769
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	22,400	24,715
	Webster Central School District GO	2.000%	6/15/33	1,180	1,200
	Webster Central School District GO	2.000%	6/15/34	1,265	1,277
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,736
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,784
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	15,200	16,726
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	7,640	8,499
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	400	415
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	525	569
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	680	745
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	395
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	475	554
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	684
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	509
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,035	1,208
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	426
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,166
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	575
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,165
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	228
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	2,500	2,900
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	2,375	2,502
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	550	622
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	21,825	25,178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/28	1,350	1,424
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/34	2,235	2,347
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,275	1,469
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/47	1,000	1,134
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/21	2,500	2,520
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.500%	11/1/21	75	76
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	11,715	11,808
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,810	1,824
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	3,040
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/36	120	148
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	933
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/46	1,200	1,433
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/40	750	903
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/50	1,325	1,565
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	200	223
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	420	498
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	746
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	465	540
					5,696,463
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,099
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	475	554
[8]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	375	427
	Guam Miscellaneous Taxes Revenue	5.125%	1/1/42	1,000	1,016
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	7,016
					10,112

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico (0.5%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	895	863
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,511	2,315
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,388	2,975
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	275	223
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	13,536	15,354
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,437	1,630
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	105	121
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	100	115
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	725	241
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	4,390	5,072
				28,909
Total Tax-Exempt Municipal Bonds (Cost $5,359,018)				5,735,484
Total Investments (100.6%) (Cost $5,359,018)				5,735,484
Other Assets and Liabilities—Net (-0.6%)				(34,178)
Net Assets (100%)				5,701,306
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the aggregate value was $114,213,000, representing 2.0% of net assets.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Securities with a value of $1,279,000 have been segregated as initial margin for open futures contracts.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2021.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2021	586	72,499	223

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2021	(210)	(31,083)	51
Ultra Long U.S. Treasury Bond	December 2021	(117)	(23,082)	81
				132
				355
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,735,484	—	5,735,484
Derivative Financial Instruments
Assets
Futures Contracts[1]	355	—	—	355
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.